SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of information by segment

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Net revenues:
Existing home transaction services	24,568,508	30,564,584	31,947,953
New home transaction services	20,273,860	37,937,886	46,472,378
Emerging and other services	1,172,538	1,978,508	2,332,108
Total	46,014,906	70,480,978	80,752,439

Commission and compensation:
Existing home transaction services	(15,014,264)	(18,065,451)	(20,123,501)
New home transaction services	(15,355,160)	(29,787,961)	(37,525,240)
Emerging and other services	(229,401)	(317,756)	(484,462)
Total	(30,598,825)	(48,171,168)	(58,133,203)

Contribution:
Existing home transaction services	9,554,244	12,499,133	11,824,452
New home transaction services	4,918,700	8,149,925	8,947,138
Emerging and other services	943,137	1,660,752	1,847,646
Total	15,416,081	22,309,810	22,619,236